Average Annual Total Returns{- Communication Services Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Communication Services Portfolio	Communication Services Portfolio Return Before Taxes Past 1 year	Communication Services Portfolio Return Before Taxes Past 5 years	Communication Services Portfolio Return Before Taxes Past 10 years	Communication Services Portfolio After Taxes on Distributions Past 1 year	Communication Services Portfolio After Taxes on Distributions Past 5 years	Communication Services Portfolio After Taxes on Distributions Past 10 years	Communication Services Portfolio After Taxes on Distributions and Sales Past 1 year	Communication Services Portfolio After Taxes on Distributions and Sales Past 5 years	Communication Services Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1522 Past 1 year	F1522 Past 5 years	F1522 Past 10 years
Total	35.40%	16.45%	16.27%	33.93%	13.10%	14.03%	21.61%	12.27%	13.07%	18.40%	15.22%	13.88%	29.02%	13.93%	16.11%